Contingent liabilities, contractual commitments, and guarantees - Summary of contingent liabilities, guarantees, and commitments (Details) - GBP (£) £ in Millions	3 Months Ended
	Mar. 31, 2019	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2017
Disclosure of contingent liabilities [line items]
Guarantees and other contingent liabilities:		£ 22,169	£ 22,816
Commitments		141,779	127,913
Gross carrying/ nominal amount
Disclosure of contingent liabilities [line items]
Commitments to which the impairment requirements in IFRS 9 are applied where HSBC has become party to an irrevocable commitment		139,953	131,784
– documentary credits and short-term trade-related transactions
Disclosure of contingent liabilities [line items]
Commitments		1,722	2,317
– forward asset purchases and forward deposits placed
Disclosure of contingent liabilities [line items]
Commitments		48,490	33,684
– standby facilities, credit lines and other commitments to lend
Disclosure of contingent liabilities [line items]
Commitments		91,567	91,912
Loans and other credit related commitments | Gross carrying/ nominal amount
Disclosure of contingent liabilities [line items]
Commitments to which the impairment requirements in IFRS 9 are applied where HSBC has become party to an irrevocable commitment		134,690	126,457
– financial guarantees
Disclosure of contingent liabilities [line items]
Guarantees and other contingent liabilities:		5,263	5,327
– performance and other guarantees
Disclosure of contingent liabilities [line items]
Guarantees and other contingent liabilities:		16,629	17,136
– other contingent liabilities
Disclosure of contingent liabilities [line items]
Guarantees and other contingent liabilities:		277	£ 353
Tax contingent liability
Disclosure of contingent liabilities [line items]
Refund sought		£ 167
Tax contingent liability | HSBC Holdings
Disclosure of contingent liabilities [line items]
Guarantees and other contingent liabilities:				£ 262
Payments For Contingent Liabilities	£ 262